Capital Commitments - Summary of Capital Commitments (Detail) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Capital commitments [abstract]
Capital expenditure contracted for but not provided in the consolidated financial statements in respect of: - acquisition of property, plant and equipment	¥ 91,166	$ 13,095